Investments in Affiliated Companies - Additional Information (Detail) ¥ in Millions, $ in Millions, ₨ in Billions			12 Months Ended
		Jul. 07, 2014 JPY (¥) shares	Mar. 31, 2017 JPY (¥)	Mar. 31, 2016 JPY (¥)	Mar. 31, 2015 JPY (¥)	May 31, 2017 ¥ / $	Jun. 23, 2016 JPY (¥)	[2]	Jun. 23, 2016 USD ($)	Jul. 07, 2014 INR (₨)
Investments in and Advances to Affiliates [Line Items]
Investments in and advances to affiliates, total			¥ 152,725	¥ 164,855
Investments in and advances to affiliates, related market value			189,553	245,613
Equity method investment, other than temporary impairment charge			23,342
Deferred income tax			(4,341)	(102,849)	¥ 32,504
Share of undistributed earnings of affiliated companies included in consolidated retained earnings			127,168	97,372	¥ 90,631
Equity method investment, difference between carrying values and underlying equity			206,661	¥ 271,175
Hutchison Telephone Company Limited
Investments in and Advances to Affiliates [Line Items]
Deferred income tax			¥ 578
Philippine Long Distance Telephone Company
Investments in and Advances to Affiliates [Line Items]
Equity method investment, ownership percentage			20.00%	20.00%
Percentage of NTT's voting rights			12.00%	12.00%
Investments in and advances to affiliates, total			¥ 133,823	¥ 145,847
Investments in and advances to affiliates, related market value			¥ 162,096	¥ 214,138
Tata Teleservices Limited
Investments in and Advances to Affiliates [Line Items]
Equity method investment, acquired ownership percentage			21.60%	26.50%
Number of shares held by NTT Docomo | shares		1,248,974,378
Percentage of interest of NTT Docomo in TTSL		26.50%								26.50%
Shares as a percentage of acquisition price		50.00%								50.00%
Equity method investment of subsidiary, under agreement, right to require shares be acquired, amount	[1]	¥ 124,700
Equity method investment, aggregate cost | ₨										₨ 72.5
Right exercisable date				May 30, 2014
Right exercised date				Jul. 07, 2014
Tata Sons Limited
Investments in and Advances to Affiliates [Line Items]
Amount of award that NTT DOCOMO is entitled to receive for damages by the breach of the shareholders agreement							¥ 130,000		$ 1,172
Tata Sons Limited | Subsequent Event | India, Rupees
Investments in and Advances to Affiliates [Line Items]
Foreign currency exchange rate						1.72
Tata Sons Limited | Subsequent Event | United States of America, Dollars
Investments in and Advances to Affiliates [Line Items]
Foreign currency exchange rate | ¥ / $						110.96

[1]	1 rupee = ¥1.72 as of May 31, 2017
[2]	$1 = ¥110.96 as of May 31, 2017